Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Credit impairment (loss)		$ 112,322	$ 41,335
Current		12,504	79,916
Non-current		10,761	10,065
Trade Accounts Receivable at Fair Value
Statement Line Items [Line Items]
Trade accounts receivables	[1]	138,869	156,026
Credit impairment (loss)	[1]	(41,470)	(26,133)
Fair Value gain/(loss)	[1]	(2,650)	(4,664)
Trade accounts receivables net	[1]	94,749	125,229
Trade Accounts Receivable at Amortised Cost
Statement Line Items [Line Items]
Trade accounts receivables		77,772	86,331
Credit impairment (loss)		(70,853)	(15,202)
Trade accounts receivables net		6,919	71,129
Trade Receivables
Statement Line Items [Line Items]
Balance with statutory authorities		6,568	7,672
Accrued interest		92	2,188
Advance to content vendor		1,373	3,462
Prepaid charges		2,578	1,790
Unbilled revenues		553	1,717
Other receivables		5,182	2,023
Trade and other receivables		118,014	215,210
Current		107,253	205,145
Non-current		$ 10,761	$ 10,065

[1]	Business model is achieved both by collecting contractual cash flows and de-recognition of financial assets arising on assignment and novation transaction.